Organization and Operations	3 Months Ended	12 Months Ended
	Mar. 26, 2022	Sep. 25, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Operations
1. Organization and Operations
Warehouse Technologies LLC (the “Company”), headquartered in New Hampshire, is a limited liability company that was formed in December 2006 to make investments in companies that develop new technologies to improve operating efficiencies in modern warehouses. Symbotic LLC (“Symbotic”), a technology company that develops and commercializes innovative technologies for use within warehouse operations and Symbotic Group Holdings, ULC (“Symbotic Canada”) are wholly owned subsidiaries of the Company.

1. Organization and Operations
Warehouse Technologies LLC (the “Company”), headquartered in New Hampshire, is a limited liability company that was formed in December 2006 to make investments in companies that develop new technologies to improve operating efficiencies in modern warehouses. Symbotic LLC (“Symbotic”), a technology company that develops and commercializes innovative technologies for use within warehouse operations and Symbotic Group Holdings, ULC (“Symbotic Canada”) are wholly owned subsidiaries of the Company.
Risks and Uncertainties
The Company is subject to risks common to companies in the markets it serves, including, but not limited to, global economic and financial market conditions, fluctuations in customer demand, acceptance of new products, development by its competitors of new technological innovations, risk of disruption in its supply chain, the implementation of tariffs and export controls, dependence on key personnel, and protection of proprietary technology.
The Company has an accumulated deficit of $1,155 million as of September 25, 2021 and has incurred recurring net losses since its inception. As discussed in Note 13, upon written notice, the Preferred Unit holders can redeem all of the outstanding Preferred Units. However, the Preferred Unit holders have confirmed that they will only request redemption of their Preferred Units if the Company is able to make such payments and remain solvent but not prior to February 28, 2023. In April 2021, the Company entered into an amendment to a contract with a customer whereby $185.0 million of guaranteed, non-refundable
payments are due to the Company in accordance with the contract, of which $165.0 million has been subsequently received through the date of issuance of these consolidated financial statements, and the remaining guaranteed, non-refundable
payments are to be made during the six months following the issuance of these consolidated financial statements. As of September 25, 2021, the Company had cash and cash equivalents of $156.6 million. Based on these factors, the Company believes that its cash and cash equivalents balance, combined with the guaranteed, non-refundable
payments due from a customer subsequent to September 25, 2021 as described above will be sufficient to fund its operations for at least the next twelve months from the date of issuance of these consolidated financial statements.